Revenues - Revenue by Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation Of Revenue [Line Items]
Total revenues	$ 113,765	$ 82,912
North America
Disaggregation Of Revenue [Line Items]
Total revenues	98,951	74,040
Europe
Disaggregation Of Revenue [Line Items]
Total revenues	10,072	7,601
Australia
Disaggregation Of Revenue [Line Items]
Total revenues	1,122	784
Asia
Disaggregation Of Revenue [Line Items]
Total revenues	$ 3,620	$ 487